Vessels	12 Months Ended
Dec. 31, 2019
Vessels
Vessels

3. Vessels

The movement in vessels is reported in the following table:

Vessels
Cost
As of January 1, 2018	2,833,020
Additions	33,745
Fully amortized dry-docking component	(7,500)
As of December 31, 2018	2,859,265
Additions	12,759
Return of capital expenditures	(8,007)
Fully amortized dry-docking component	(4,845)
As of December 31, 2019	2,859,172
Accumulated depreciation
As of January 1, 2018	269,898
Depreciation expense	87,584
Fully amortized dry-docking component	(7,500)
As of December 31, 2018	349,982
Depreciation expense	88,757
Impairment loss on vessels	138,848
Fully amortized dry-docking component	(4,845)
As of December 31, 2019	572,742
Net book value
As of December 31, 2018	2,509,283
As of December 31, 2019	2,286,430

All vessels have been pledged as collateral under the terms of the Partnership’s bank loan agreements (Note 7).

In April and May 2017, GasLog LNG Services entered into agreements in relation to investments in certain of the Partnership’s and GasLog’s vessels, with the aim of enhancing their operational performance. On March 7, 2019, GasLog LNG Services and one of its suppliers signed an interim agreement regarding the reimbursement of amounts already paid by the Partnership in respect of the aforementioned enhancements, which were not timely delivered or in the correct contractual condition. In accordance with the terms of this agreement, $7,465 was reimbursed to the Partnership, with realized foreign exchange losses of $542 recognized in profit or loss.

On April 26, 2018, the Partnership acquired from GasLog 100% of the ownership interests in GAS-fourteen Ltd., the entity which owns the GasLog Gibraltar, for an aggregate purchase price of $207,000. As consideration for this acquisition, the Partnership paid GasLog $19,085 representing the difference between the $207,000 aggregate purchase price, $143,622 of outstanding indebtedness of the acquired entity assumed by the Partnership and $45,000 of new privately placed common units issued to GasLog (1,858,975 common units at a price of $24.21 per unit) plus an adjustment of $707 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

On November 14, 2018, the Partnership acquired from GasLog 100% of the ownership interests in GAS-twenty seven Ltd., the entity which owns the Methane Becki Anne, for an aggregate purchase price of $207,400. As consideration for this acquisition, the Partnership paid GasLog $109,398 representing the difference between the $207,400 aggregate purchase price and the $93,896 of outstanding indebtedness of the acquired entity assumed by the Partnership less an adjustment of $4,106 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

On April 1, 2019, the Partnership acquired from GasLog 100% of the ownership interests in GAS-twelve Ltd., the entity which owns the GasLog Glasgow, for an aggregate purchase price of $214,000. As consideration for this acquisition, the Partnership paid GasLog $93,646 representing the difference between the $214,000 aggregate purchase price and the $134,107 of outstanding indebtedness of the acquired entity assumed by the Partnership plus an adjustment of $13,753 in order to maintain the agreed working capital position in the acquired entity of $1,000 at the time of acquisition.

As of December 31, 2019, a number of increasingly strong negative indicators, such as the difference between ship broker estimates of the fair market values and the carrying values of the Partnership’s Steam vessels, the lack of liquidity in the market for term employment for Steam vessels and reduced expectations for the estimated rates at which such term employment could be secured, together with the continued addition of modern, larger and more fuel efficient LNG carriers to the global fleet, prompted the Partnership to perform an impairment assessment of its vessels in accordance with the Partnership’s accounting policy (Note 2). The recoverable amounts (values in use) for the five Steam vessels owned by the Partnership, i.e. the Methane Rita Andrea, the Methane Jane Elizabeth, the Methane Alison Victoria, the Methane Shirley Elisabeth and the Methane Heather Sally calculated as per above were lower than the respective carrying amounts of these vessels and, consequently, an aggregate impairment loss of $138,848 was recognized in profit or loss in the year ended December 31, 2019, as illustrated below:

	As of and for the year ended December 31, 2019
	Initial carrying	Impairment loss	Net book value
Vessel	amount	on vessels	(recoverable amount)
Methane Rita Andrea	126,330	(27,300)	99,030
Methane Jane Elizabeth	131,554	(29,476)	102,078
Methane Alison Victoria	128,229	(31,625)	96,604
Methane Shirley Elisabeth	130,141	(26,709)	103,432
Methane Heather Sally	129,654	(23,738)	105,916
Total	645,908	(138,848)	507,060

The most sensitive and/or subjective assumptions that have the potential to affect the outcome of the impairment assessment for the Steam vessels are the projected charter hire rate used to forecast future cash flows for non-contracted revenue days (the “re-chartering rate”) and the discount rate used. The average re-chartering rate over the remaining useful life of the vessels used in our impairment exercise for the Steam vessels was $41 per day (December 31, 2018: $58 per day).  Increasing/decreasing the average re-chartering rate used by $5 per day would result in an aggregate decrease/increase in the impairment charge of $92,742. The discount rate used for the Steam vessels was 7.25% as of December 31, 2019 (December 31, 2018: 7.00%). Increasing/decreasing the discount rate by 0.5% would increase/(decrease) the impairment loss by $18,326/($19,556), respectively.